DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 272,606	$ 112,616
Derivative Liability, Fair Value, Gross Asset	(402,480)	(188,395)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		(75,779)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(129,874)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	184,991	73,444
Derivative Liability, Fair Value, Gross Asset	(385,088)	(147,193)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		73,749
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(200,097)
Fair Value Hedges | Foreign Exchange [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	87,615	39,172
Derivative Liability, Fair Value, Gross Asset	(17,392)	(41,202)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ 70,223	$ (2,030)